Summary of significant accounting policies - Revenue by Product Line and Services (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue by Producks and Services [Line Items]
Products	$ 6,346,050	$ 7,453,222
Services	9,503,819	7,800,750
Total revenues	15,849,869	15,253,972
Cogeneration
Revenue by Producks and Services [Line Items]
Products	5,199,649	5,791,412
Chiller
Revenue by Producks and Services [Line Items]
Products	1,146,401	1,661,810
Service contracts
Revenue by Producks and Services [Line Items]
Services	7,071,388	7,089,491
installations
Revenue by Producks and Services [Line Items]
Services	$ 2,432,431	$ 711,259